Summary of Material Accounting Policies (Details) - USD ($)		6 Months Ended
	Mar. 05, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Summary of Material Accounting Policies (Details) [Line Items]
Loss after income tax		$ 120,375,292	$ 18,936,454
Net cash outflows from operating activities		(19,162,904)	(2,588,886)
Working capital surplus		54,200,457		$ 15,557,835
Cash on hand		80,923,699		$ 7,297,328
PIPE raising funds		85,000,000
Listing expenses		9,500,000
Received funding from exercise of warrants		$ 23,351,154	$ 709,251
Events after the Reporting Period [Member]
Summary of Material Accounting Policies (Details) [Line Items]
Settlement through issue of equity	$ 40,000,000